INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Investments in affiliates with significant influence - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Provision for impairment loss	R$ 4,672,396
Affiliates with significant influence [member] | Vale SA [Member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Provision for impairment loss	R$ 4,672,396